UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Level Global Investors, L.P.
Address: 888 Seventh Ave. 27th Floor
         New York, NY  10019

13F File Number: NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence Canzoneri
Title:     Chief Financial Officer
Phone:     (212) 287-5300

Signature, Place, and Date of Signing:

  /s/  Lawrence Canzoneri     New York, NY     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:    $1,824,252 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207    45888   796250 SH       DEFINED                796250        0        0
AFLAC INC                      COM              001055102    14108   250000 SH       DEFINED                250000        0        0
APPLE INC                      COM              037833100    94580   293218 SH       DEFINED                293218        0        0
APPLE INC                      COM              037833100      518    75000 SH  CALL DEFINED                     0        0        0
BAIDU INC                      SPON ADR REP A   056752108    60534   627100 SH       DEFINED                627100        0        0
BLACKROCK INC                  COM              09247X101    27158   142500 SH       DEFINED                142500        0        0
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100    20225   500000 SH       DEFINED                500000        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702    23940  1900000 SH       DEFINED               1900000        0        0
DOLLAR TREE INC                COM              256746108    13907   247992 SH       DEFINED                247992        0        0
ELLINGTON FINANCIAL LLC        COM              288522303     9893   444850 SH       DEFINED                444850        0        0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    19369   700000 SH       DEFINED                700000        0        0
FLOWSERVE CORP                 COM              34354P105    35766   300000 SH       DEFINED                300000        0        0
FLUOR CORP NEW                 COM              343412102    26504   400000 SH       DEFINED                400000        0        0
FOREST OIL CORP                COM PAR $0.01    346091705    15188   400000 SH       DEFINED                400000        0        0
FRANKLIN RES INC               COM              354613101    20018   180000 SH       DEFINED                180000        0        0
GENERAL ELECTRIC CO            COM              369604103      125  2500000 SH  CALL DEFINED                     0        0        0
GENERAL MTRS CO                COM              37045V100    22116   600000 SH       DEFINED                600000        0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106    22396   681548 SH       DEFINED                681548        0        0
HALLIBURTON CO                 COM              406216101    28581   700000 SH       DEFINED                700000        0        0
HALLIBURTON CO                 COM              406216101       68   200000 SH  PUT  DEFINED                200000        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107    25218   550000 SH       DEFINED                550000        0        0
JPMORGAN CHASE & CO            COM              46625H100   108171  2550000 SH       DEFINED               2550000        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    10154   152739 SH       DEFINED                152739        0        0
METLIFE INC                    COM              59156R108    47773  1075000 SH       DEFINED               1075000        0        0
MONSANTO CO NEW                COM              61166W101    48748   700000 SH       DEFINED                700000        0        0
MONSANTO CO NEW                COM              61166W101     5550   750000 SH  CALL DEFINED                     0        0        0
MURPHY OIL CORP                COM              626717102     1300   250000 SH  CALL DEFINED                     0        0        0
MURPHY OIL CORP                COM              626717102     7455   100000 SH       DEFINED                100000        0        0
PETROHAWK ENERGY CORP          COM              716495106    24181  1325000 SH       DEFINED               1325000        0        0
POTASH CORP SASK INC           COM              73755L107    17805   115000 SH       DEFINED                115000        0        0
PRICELINE COM INC              COM NEW          741503403    33163    83000 SH       DEFINED                 83000        0        0
PRUDENTIAL FINL INC            COM              744320102    64581  1100000 SH       DEFINED               1100000        0        0
QUALCOMM INC                   COM              747525103   125704  2540000 SH       DEFINED               2540000        0        0
RANGE RES CORP                 COM              75281A109    60723  1350000 SH       DEFINED               1350000        0        0
ROSS STORES INC                COM              778296103    59961   948000 SH       DEFINED                948000        0        0
SALESFORCE COM INC             COM              79466L302    13768   104300 SH       DEFINED                104300        0        0
SANDRIDGE ENERGY INC           COM              80007P307     2928   400000 SH       DEFINED                400000        0        0
SCHLUMBERGER LTD               COM              806857108    12525   150000 SH       DEFINED                150000        0        0
SCHLUMBERGER LTD               COM              806857108     1430   500000 SH  CALL DEFINED                     0        0        0
SINA CORP                      ORD              G81477104    15244   221500 SH       DEFINED                221500        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107        3   500000 SH  PUT  DEFINED                500000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103       17   100000 SH  PUT  DEFINED                100000        0        0
SPDR SERIES TRUST              SPDR KBW BK ETF  78464A797     2550  2000000 SH  CALL DEFINED                     0        0        0
SUCCESSFACTORS INC             COM              864596101     2172    75000 SH       DEFINED                 75000        0        0
TALBOTS INC                    COM              874161102     8520  1000000 SH       DEFINED               1000000        0        0
TCF FINL CORP                  COM              872275102      169  2250000 SH  CALL DEFINED                     0        0        0
TEKELEC                        COM              879101103     3573   300000 SH       DEFINED                300000        0        0
TEMPUR PEDIC INTL INC          COM              88023U101    22602   564200 SH       DEFINED                564200        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100    48657   700000 SH       DEFINED                700000        0        0
VERINT SYS INC                 COM              92343X100    29373   926606 SH       DEFINED                926606        0        0
VIACOM INC NEW                 CL B             92553P201    30301   765000 SH       DEFINED                765000        0        0
VIRGIN MEDIA INC               COM              92769L101   406529 14923981 SH       DEFINED              14923981        0        0
WILLIAMS SONOMA INC            COM              969904101    35690  1000000 SH       DEFINED               1000000        0        0
WYNN RESORTS LTD               COM              983134107    46832   451000 SH       DEFINED                451000        0        0